Accounting policies - Foreign currency transactions (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2023 Argentian_peso / € stage	Dec. 31, 2022 Argentian_peso / €	Dec. 31, 2018	Dec. 31, 2018
Disclosure Of Accounting Policies [Abstract]
Number of consecutive stages | stage	2
Inflation rate	211.20%	94.80%	48.00%	147.00%
Closing foreign exchange rate | Argentian_peso / €	893.63	189.12